UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06242
                                   ---------

                        ADJUSTABLE RATE SECURITIES TRUST
                        --------------------------------
              (Exact name of registrant as specified in charter)

               ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1960
            (Address of principal executive offices) (Zip code)

      MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
      -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000)
                                                    ---------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 4/30/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

ADJUSTABLE RATE SECURITIES PORTFOLIOS

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

                                                  -----------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   APRIL 30, 2005                        YEAR ENDED OCTOBER 31,
                                                     (UNAUDITED)            2004        2003        2002       2001        2000
                                                  -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $           9.07      $   9.18    $   9.39    $   9.47   $   9.30   $    9.31
                                                  -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income ........................              0.123         0.213       0.209       0.354      0.552       0.555

 Net realized and unrealized gains (losses) ...             (0.005)       (0.003)     (0.064)      0.012      0.213      (0.010)
                                                  -----------------------------------------------------------------------------
Total from investment operations ..............              0.118         0.210       0.145       0.366      0.765       0.545

Less distributions from net investment income .             (0.158)       (0.320)     (0.355)     (0.446)    (0.600)     (0.555)
                                                  -----------------------------------------------------------------------------
Net asset value, end of period ................   $           9.03      $   9.07    $   9.18    $   9.39   $   9.47   $    9.30
                                                  =============================================================================

Total return(a) ...............................               1.31%         2.32%       1.56%       4.08%      8.52%       6.03%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $        582,604      $626,081    $661,213    $572,510   $253,547   $ 232,949

Ratios to average net assets:

 Expenses .....................................               0.42%(c)      0.42%       0.41%       0.41%      0.42%       0.43%

 Net investment income ........................               2.77%(c)      2.31%       2.15%       3.77%      5.88%       5.96%

Portfolio turnover rate .......................              14.49%        49.67%     130.32%      85.05%      2.49%      12.68%

Portfolio turnover rate excluding mortgage
 dollar rolls(b) ..............................              14.49%        45.38%      96.52%      85.05%      2.49%      12.68%

(a)   Total return is not annualized for periods less than one year.

(b)   See Note 1(d) regarding mortgage dollar rolls.

(c)   Annualized.


                    Semiannual Report | See notes to financial statements. | 105

ADJUSTABLE RATE SECURITIES PORTFOLIOS

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 94.0%
 (a)MORTGAGE-BACKED SECURITIES 94.0%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 20.8%
    FHLMC, 3.607%, 7/01/18 .................................................................     $        322,162   $       329,997
    FHLMC, 3.628%, 12/01/19 ................................................................            3,701,479         3,789,417
    FHLMC, 3.678%, 6/01/29 .................................................................            4,690,093         4,802,601
    FHLMC, 3.835%, 10/01/29 ................................................................              326,053           332,212
    FHLMC, 3.856%, 8/01/27 .................................................................            2,634,448         2,737,367
    FHLMC, 3.86%, 1/01/23 ..................................................................              986,160           997,149
    FHLMC, 3.875%, 11/01/16 ................................................................              853,693           869,536
    FHLMC, 3.887%, 4/01/30 .................................................................              433,036           445,793
    FHLMC, 3.898%, 11/01/25 ................................................................            7,862,410         7,904,190
    FHLMC, 3.971%, 5/01/20 .................................................................            2,913,880         2,985,770
    FHLMC, 3.993%, 4/01/19 .................................................................            1,580,414         1,617,881
    FHLMC, 4.003%, 9/01/18 .................................................................            1,703,014         1,740,392
    FHLMC, 4.014%, 12/01/16 ................................................................              538,769           553,052
    FHLMC, 4.027%, 10/01/24 ................................................................            2,227,514         2,303,638
    FHLMC, 4.078%, 3/01/19 .................................................................              153,217           157,716
    FHLMC, 4.091%, 2/01/33 .................................................................            2,604,702         2,678,227
    FHLMC, 4.099%, 4/01/29 .................................................................            2,633,702         2,693,415
    FHLMC, 4.122%, 9/01/19 .................................................................              849,494           870,113
    FHLMC, 4.127%, 11/01/29 ................................................................            7,243,248         7,533,887
    FHLMC, 4.175%, 11/01/19 ................................................................              122,127           125,659
    FHLMC, 4.237%, 10/01/18 ................................................................              242,439           249,693
    FHLMC, 4.28%, 5/01/25 ..................................................................              639,861           659,292
    FHLMC, 4.328%, 8/01/30 .................................................................            6,322,251         6,494,863
    FHLMC, 4.342%, 3/01/32 .................................................................              914,304           922,822
    FHLMC, 4.356%, 1/01/23 .................................................................            8,188,738         8,440,865
    FHLMC, 4.36%, 4/01/18 - 11/01/25 .......................................................            3,087,715         3,179,795
    FHLMC, 4.385%, 12/01/30 ................................................................            3,059,938         3,182,430
    FHLMC, 4.393%, 7/01/20 .................................................................              210,359           216,955
    FHLMC, 4.407%, 4/01/25 .................................................................            2,421,250         2,490,173
    FHLMC, 4.425%, 6/01/26 .................................................................            6,576,682         6,803,912
    FHLMC, 4.437%, 9/01/27 .................................................................              533,166           551,783
    FHLMC, 4.457%, 10/01/25 ................................................................            1,020,114         1,045,814
    FHLMC, 4.585%, 11/01/29 ................................................................            2,095,101         2,170,343
    FHLMC, 4.667%, 3/01/18 .................................................................              383,391           394,192
    FHLMC, 4.701%, 12/01/28 ................................................................            1,024,958         1,069,323
    FHLMC, 4.792%, 6/01/26 .................................................................              602,060           616,303
    FHLMC, 4.81%, 7/01/27 ..................................................................              718,819           743,082
    FHLMC, 4.856%, 4/01/25 .................................................................            2,906,172         2,928,189
    FHLMC, 5.231%, 2/01/19 .................................................................              336,811           342,163
    FHLMC, 5.373%, 8/01/32 .................................................................            6,556,096         6,782,806
    FHLMC, 5.402%, 5/01/32 .................................................................            1,161,097         1,190,108
    FHLMC, 5.421%, 8/01/32 .................................................................            2,281,611         2,333,060
    FHLMC, 5.525%, 5/01/32 .................................................................            4,739,411         4,892,991
    FHLMC, 5.635%, 9/01/32 .................................................................            2,573,301         2,629,661
    FHLMC, 5.704%, 11/01/35 ................................................................              932,263           955,372
    FHLMC, 5.902%, 3/01/32 .................................................................            2,990,954         3,038,180
    FHLMC, 5.966%, 9/01/31 .................................................................            1,617,823         1,658,413


106 | Semiannual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                           PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
 (a)MORTGAGE-BACKED SECURITIES (CONT.)
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONT.)
    FHLMC, 6.014%, 7/01/29 .................................................................     $        708,431   $       741,859
    FHLMC, 6.018%, 8/01/29 .................................................................            5,235,234         5,331,135
    FHLMC, 6.078%, 8/01/31 .................................................................              682,381           697,236
    FHLMC, 6.153%, 9/01/31 .................................................................            1,301,576         1,352,495
    FHLMC, 6.248%, 8/01/31 .................................................................              465,168           475,220
    FHLMC, 6.599%, 5/01/26 .................................................................              475,624           484,236
    FHLMC, 6.934%, 12/01/21 ................................................................              103,301           101,699
    FHLMC, 7.329%, 8/01/30 .................................................................              460,631           465,028
    FHLMC, 7.74%, 12/01/27 .................................................................              131,347           134,806
                                                                                                                    ---------------
                                                                                                                        121,234,309
                                                                                                                    ---------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 51.3%
    FNMA, 3.213%, 3/01/19 ..................................................................            3,444,094         3,483,562
    FNMA, 3.228%, 4/01/22 ..................................................................            1,654,929         1,686,817
    FNMA, 3.267%, 5/01/19 ..................................................................            1,342,861         1,358,249
    FNMA, 3.368%, 6/01/32  .................................................................            6,891,478         6,965,369
    FNMA, 3.368%, 3/01/33 ..................................................................            4,392,763         4,430,545
    FNMA, 3.43%, 1/01/16 ...................................................................            1,397,030         1,417,286
    FNMA, 3.433%, 9/01/18 ..................................................................            2,623,357         2,669,405
    FNMA, 3.433%, 8/01/33 ..................................................................           12,734,787        12,845,271
    FNMA, 3.433%, 3/01/35 ..................................................................            7,824,919         7,893,698
    FNMA, 3.47%, 5/01/18 ...................................................................            6,878,280         7,017,171
    FNMA, 3.545%, 8/01/26 ..................................................................              230,211           234,077
    FNMA, 3.565%, 1/01/18 ..................................................................           11,237,828        11,403,637
    FNMA, 3.568%, 1/01/29 ..................................................................            6,187,029         6,263,007
    FNMA, 3.572%, 4/01/19 ..................................................................            1,515,445         1,533,149
    FNMA, 3.596%, 6/01/20 ..................................................................            2,168,420         2,214,369
    FNMA, 3.689%, 7/01/24 ..................................................................            1,859,979         1,880,770
    FNMA, 3.795%, 3/01/20 ..................................................................            4,629,250         4,725,374
    FNMA, 3.828%, 5/01/19 ..................................................................              754,334           767,954
    FNMA, 3.86%, 5/01/36 ...................................................................            3,303,740         3,358,745
    FNMA, 3.871%, 11/01/36 .................................................................            2,090,299         2,139,627
    FNMA, 3.906%, 10/01/14 .................................................................              171,932           173,352
    FNMA, 3.914%, 12/01/20 .................................................................              712,643           726,386
    FNMA, 3.915%, 6/01/19 ..................................................................              685,411           693,416
    FNMA, 3.938%, 1/01/19 - 10/01/22 .......................................................            3,884,105         3,949,712
    FNMA, 3.964%, 5/01/19 ..................................................................              593,861           617,684
    FNMA, 3.964%, 4/01/34 ..................................................................           10,434,790        10,607,117
    FNMA, 4.00%, 10/01/28 ..................................................................              137,955           139,572
    FNMA, 4.006%, 12/01/20 .................................................................              384,552           387,036
    FNMA, 4.008%, 3/01/20 ..................................................................              359,067           365,453
    FNMA, 4.033%, 4/01/27 ..................................................................            5,947,553         6,020,403
    FNMA, 4.053%, 5/01/36 ..................................................................            5,282,090         5,391,923
    FNMA, 4.066%, 1/01/19 ..................................................................            1,094,500         1,117,905
    FNMA, 4.086%, 8/01/31 ..................................................................            1,744,021         1,779,029
    FNMA, 4.099%, 10/01/19 .................................................................              812,323           831,355
    FNMA, 4.125%, 1/01/17 ..................................................................              967,061           982,070


                                                         Semiannual Report | 107

ADJUSTABLE RATE SECURITIES PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
 (a)MORTGAGE-BACKED SECURITIES (CONT.)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
    FNMA, 4.13%, 11/01/20 ..................................................................     $        416,050   $       424,719
    FNMA, 4.131%, 11/01/17 .................................................................            3,525,120         3,597,098
    FNMA, 4.191%, 1/01/19 ..................................................................              908,046           922,745
    FNMA, 4.229%, 1/01/29 ..................................................................            1,147,098         1,168,455
    FNMA, 4.236%, 8/01/16 ..................................................................               45,479            46,086
    FNMA, 4.237%, 3/01/19 ..................................................................              661,041           674,019
    FNMA, 4.248%, 11/01/27 .................................................................              669,510           687,023
    FNMA, 4.255%, 12/01/17 .................................................................              212,742           215,587
    FNMA, 4.256%, 6/01/19 ..................................................................              552,217           566,959
    FNMA, 4.296%, 6/01/19 ..................................................................              424,260           429,739
    FNMA, 4.299%, 10/01/24 .................................................................           13,291,324        13,599,539
    FNMA, 4.308%, 3/01/30 ..................................................................              508,199           515,326
    FNMA, 4.309%, 6/01/27 ..................................................................            1,664,105         1,715,421
    FNMA, 4.325%, 12/01/32 .................................................................            2,509,179         2,598,174
    FNMA, 4.329%, 2/01/25 ..................................................................              107,458           110,339
    FNMA, 4.334%, 12/01/18 .................................................................              389,574           396,437
    FNMA, 4.339%, 2/01/30 ..................................................................              629,438           636,903
    FNMA, 4.343%, 12/01/19 .................................................................              453,112           462,379
    FNMA, 4.361%, 7/01/17 ..................................................................            1,346,436         1,375,744
    FNMA, 4.373%, 11/01/30 .................................................................            9,133,829         9,374,872
    FNMA, 4.382%, 9/01/22 ..................................................................            1,946,204         1,979,454
    FNMA, 4.388%, 12/01/27 .................................................................            1,966,310         2,042,621
    FNMA, 4.394%, 3/01/21 ..................................................................              278,423           284,160
    FNMA, 4.407%, 6/01/19 ..................................................................              648,989           658,360
    FNMA, 4.412%, 8/01/28 ..................................................................            4,735,846         4,899,208
    FNMA, 4.418%, 5/01/25 ..................................................................            1,670,698         1,707,797
    FNMA, 4.444%, 1/01/25 ..................................................................            5,179,465         5,244,393
    FNMA, 4.445%, 4/01/18 ..................................................................              341,285           353,635
    FNMA, 4.458%, 8/01/30 ..................................................................              593,666           611,038
    FNMA, 4.507%, 6/01/19 ..................................................................              886,203           906,623
    FNMA, 4.52%, 9/01/30 ...................................................................              299,445           306,868
    FNMA, 4.531%, 10/01/32 .................................................................              536,566           546,978
    FNMA, 4.536%, 9/01/39 ..................................................................            1,992,746         2,048,414
    FNMA, 4.586%, 1/01/29 ..................................................................            1,817,124         1,881,083
    FNMA, 4.624%, 8/01/21 ..................................................................            3,323,100         3,374,439
    FNMA, 4.643%, 3/01/18 ..................................................................              438,884           443,382
    FNMA, 4.654%, 3/01/22 ..................................................................               59,819            60,881
    FNMA, 4.677%, 4/01/19 ..................................................................            1,230,716         1,251,776
    FNMA, 4.678%, 11/01/17 .................................................................            3,091,453         3,165,228
    FNMA, 4.689%, 9/01/25 ..................................................................            1,346,225         1,391,828
    FNMA, 4.715%, 2/01/19 - 8/01/29 ........................................................              622,695           633,602
    FNMA, 4.738%, 6/01/28 ..................................................................            4,349,436         4,490,878
    FNMA, 4.758%, 9/01/32 ..................................................................            8,739,627         8,876,044
    FNMA, 4.77%, 9/01/30 ...................................................................              271,206           278,037
    FNMA, 4.863%, 12/01/32 .................................................................            6,000,483         6,055,683
    FNMA, 4.872%, 5/01/29 ..................................................................            1,042,693         1,074,512
    FNMA, 4.885%, 3/01/22 ..................................................................               52,339            53,215
    FNMA, 4.887%, 4/01/31 ..................................................................            4,507,327         4,612,578


108 | Semiannual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
 (a)MORTGAGE-BACKED SECURITIES (CONT.)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
    FNMA, 4.888%, 11/01/18 .................................................................     $        248,187   $       250,130
    FNMA, 4.918%, 3/01/19 ..................................................................              271,005           274,977
    FNMA, 4.92%, 2/01/29 ...................................................................              383,537           389,224
    FNMA, 5.032%, 9/01/32 ..................................................................            3,953,291         4,049,680
    FNMA, 5.051%, 8/01/29 ..................................................................              445,916           459,115
    FNMA, 5.065%, 12/01/17 .................................................................              279,381           284,648
    FNMA, 5.066%, 9/01/29 ..................................................................              317,040           328,434
    FNMA, 5.083%, 1/01/31 ..................................................................            1,305,242         1,341,707
    FNMA, 5.193%, 2/01/32 ..................................................................            1,348,242         1,380,641
    FNMA, 5.208%, 5/01/32 ..................................................................            1,606,663         1,642,580
    FNMA, 5.246%, 6/01/32 ..................................................................              892,975           893,741
    FNMA, 5.259%, 2/01/32 ..................................................................            1,839,706         1,898,833
    FNMA, 5.264%, 6/01/29 ..................................................................            2,101,073         2,146,579
    FNMA, 5.268%, 11/01/31 .................................................................              673,894           701,536
    FNMA, 5.299%, 5/01/32 ..................................................................            3,996,094         4,083,472
    FNMA, 5.311%, 3/01/32 ..................................................................            1,464,971         1,499,761
    FNMA, 5.317%, 6/01/32 ..................................................................            4,351,737         4,454,161
    FNMA, 5.324%, 1/01/19 ..................................................................            1,304,311         1,293,741
    FNMA, 5.335%, 10/01/31 .................................................................            1,858,909         1,887,618
    FNMA, 5.342%, 6/01/17 ..................................................................              107,525           108,482
    FNMA, 5.355%, 8/01/22 ..................................................................              247,324           255,692
    FNMA, 5.358%, 1/01/26 ..................................................................              961,859           992,457
    FNMA, 5.44%, 9/01/32 ...................................................................            1,660,340         1,662,862
    FNMA, 5.451%, 5/01/21 ..................................................................            1,279,844         1,309,549
    FNMA, 5.487%, 5/01/32 ..................................................................            1,855,442         1,896,430
    FNMA, 5.502%, 6/01/32 ..................................................................            1,633,843         1,701,638
    FNMA, 5.503%, 8/01/32 ..................................................................            1,180,731         1,197,010
    FNMA, 5.51%, 4/01/32 ...................................................................            3,299,383         3,364,789
    FNMA, 5.546%, 1/01/32 ..................................................................            4,200,435         4,232,159
    FNMA, 5.607%, 8/01/29 ..................................................................              912,288           941,805
    FNMA, 5.625%, 2/01/32 ..................................................................            1,115,939         1,146,512
    FNMA, 5.644%, 11/01/26 .................................................................              258,629           257,074
    FNMA, 5.645%, 6/01/32 ..................................................................            1,493,221         1,525,980
    FNMA, 5.656%, 6/01/31 ..................................................................            1,250,697         1,285,459
    FNMA, 5.721%, 3/01/26 ..................................................................            1,395,709         1,454,670
    FNMA, 5.739%, 7/01/32 ..................................................................            1,115,617         1,132,487
    FNMA, 5.755%, 7/01/31 ..................................................................              164,600           168,591
    FNMA, 5.76%, 12/01/24 ..................................................................              955,384           980,781
    FNMA, 5.819%, 5/01/21 ..................................................................              683,170           701,643
    FNMA, 5.823%, 3/01/20 - 2/01/31 ........................................................              901,943           925,321
    FNMA, 5.831%, 11/01/31 .................................................................              788,905           818,478
    FNMA, 5.846%, 5/01/31 ..................................................................              230,549           241,283
    FNMA, 5.88%, 3/01/32 ...................................................................            1,150,674         1,175,717
    FNMA, 5.935%, 3/01/32 ..................................................................            8,467,799         8,597,653
    FNMA, 5.976%, 6/01/31 ..................................................................            1,422,700         1,461,808
    FNMA, 5.979%, 9/01/31 ..................................................................            1,310,301         1,344,184
    FNMA, 5.987%, 7/01/31 ..................................................................              814,027           836,204
    FNMA, 6.088%, 10/01/17 .................................................................              432,351           436,918


                                                         Semiannual Report | 109

ADJUSTABLE RATE SECURITIES PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
 (a)MORTGAGE-BACKED SECURITIES (CONT.)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
 (b)FNMA, 6.098%, 1/01/31 ..................................................................     $      3,021,583   $     3,072,645
    FNMA, 6.203%, 4/01/30 ..................................................................            1,448,215         1,512,006
    FNMA, 6.212%, 7/01/31 ..................................................................              263,636           271,524
    FNMA, 6.285%, 11/01/31 .................................................................            1,964,590         1,993,199
    FNMA, 6.411%, 7/01/24 ..................................................................              683,758           664,733
    FNMA, 6.852%, 2/01/20 ..................................................................            1,766,372         1,803,886
    FNMA, 6.965%, 10/01/30 .................................................................            1,073,265         1,103,890
    FNMA, 7.444%, 3/01/25 ..................................................................              311,199           308,450
                                                                                                                    ---------------
                                                                                                                        298,965,321
                                                                                                                    ---------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 21.9%
    GNMA, 3.375%, 4/20/22 - 6/20/31.........................................................           10,466,840        10,600,454
    GNMA, 3.375%, 4/20/32...................................................................           11,845,475        12,002,292
    GNMA, 3.375%, 6/20/32...................................................................           11,920,448        12,077,302
    GNMA, 3.50%, 7/20/29 - 9/20/31..........................................................           14,138,727        14,314,066
    GNMA, 3.50%, 7/20/32....................................................................           11,051,134        11,186,576
    GNMA, 3.75%, 7/20/21 - 9/20/27..........................................................            6,494,754         6,581,195
    GNMA, 3.75%, 7/20/24....................................................................           12,493,617        12,674,907
    GNMA, 4.125%, 10/20/23 - 10/20/26.......................................................           16,022,165        16,305,716
    GNMA, 4.125%, 10/20/27..................................................................           10,009,076        10,166,576
    GNMA, 4.375%, 1/20/23 - 2/20/28.........................................................           20,903,212        21,331,497
    GNMA, 4.75%, 7/20/25 ...................................................................               88,615            89,226
                                                                                                                    ---------------
                                                                                                                        127,329,807
                                                                                                                    ---------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $551,135,003)....................................                            547,529,437
                                                                                                                    ---------------
 (a)ASSET-BACKED SECURITIES (COST $123,577) 0.0%(c)
    Travelers Mortgage Services Inc., 1998-5A, A, FRN, 4.449%, 12/25/18 ....................              121,489           122,231
                                                                                                                    ---------------
    TOTAL LONG TERM INVESTMENTS (COST $551,258,580).........................................                            547,651,668
                                                                                                                    ---------------


110 | Semiannual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT 5.7%
    REPURCHASE AGREEMENT (COST $33,303,848) 5.7%
 (d)Joint Repurchase Agreement, 2.889%, 05/02/05 (Maturity Value $33,311,866)...............     $     33,303,848   $    33,303,848
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $3,159,964)
      Banc of America Securities LLC (Maturity Value $3,159,964)
      Barclays Capital Inc. (Maturity Value $3,159,964)
      Bear, Stearns & Co., Inc. (Maturity Value $2,106,972)
      BNP Paribas Securities Corp. (Maturity Value $3,159,964)
      Deutsche Bank Securities Inc. (Maturity Value $3,159,964)
      Greenwich Capital Markets Inc. (Maturity Value $3,159,964)
      Lehman Brothers Inc. (Maturity Value $2,764,552)
      Merrill Lynch Government Securities Inc. (Maturity Value $3,159,964)
      Morgan Stanley & Co. Inc. (Maturity Value $3,160,297)
      UBS Securities LLC (Maturity Value $3,160,297)
          Collateralized by U.S. Government Agency Securities, 1.75% - 7.25%, 7/15/05 - 3/15/10;
       (e)U.S. Government Agency Discount Notes, 5/10/05 - 12/30/05; (e)U.S. Treasury Bills,
      10/06/05 - 10/13/05; and U.S. Treasury Notes, 1.625% - 2.375%, 2/28/06 - 8/15/06
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $584,562,428) 99.7%.............................................                            580,955,516
    OTHER ASSETS, LESS LIABILITIES 0.3%.....................................................                              1,648,127
                                                                                                                    ---------------
    NET ASSETS 100.0%.......................................................................                        $   582,603,643
                                                                                                                    ===============

SELECTED PORTFOLIO ABBREVIATION

FRN - Floating Rate Notes

(a)   The coupon rate shown represents the rate at period end.

(b)   See Note 1(c) regarding securities purchased on a to-be-announced basis.

(c)   Rounds to less than 0.05% of net assets.

(d)   See Note 1(b) regarding joint repurchase agreement.

(e) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                    Semiannual Report | See notes to financial statements. | 111

ADJUSTABLE RATE SECURITIES PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)

                                                            ------------------
                                                             U.S. GOVERNMENT
                                                             ADJUSTABLE RATE
                                                            MORTGAGE PORTFOLIO
                                                            ------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ...........................   $      551,258,580
  Cost - Repurchase agreements ..........................           33,303,848
                                                            ------------------
  Total cost of investments .............................   $      584,562,428
                                                            ==================
  Value - Unaffiliated issuers ..........................   $      547,651,668
  Value - Repurchase agreements .........................           33,303,848
                                                            ------------------
  Total value of investments ............................          580,955,516
 Receivables:
  Investment securities sold ............................            3,818,476
  Interest ..............................................            2,343,826
                                                            ------------------
      Total assets ......................................          587,117,818
                                                            ------------------
Liabilities:
 Payables:
  Investment securities purchased .......................            3,127,269
  Capital shares redeemed ...............................            1,175,331
  Affiliates ............................................              192,910
 Other liabilities ......................................               18,665
                                                            ------------------
      Total liabilities .................................            4,514,175
                                                            ------------------
        Net assets, at value ............................   $      582,603,643
                                                            ==================
Net assets consist of:
 Distributions in excess of net investment income .......   $       (2,273,526)
 Net unrealized appreciation (depreciation)  ............           (3,606,912)
 Accumulated net realized gain (loss) ...................          (20,735,765)
 Paid-in capital ........................................          609,219,846
                                                            ------------------
        Net assets, at value ............................   $      582,603,643
                                                            ==================
CLASS A:
 Net assets, at value ...................................   $      582,603,643
                                                            ==================
 Shares outstanding .....................................           64,546,952
                                                            ==================
 Net asset value and maximum offering price per share ...   $             9.03
                                                            ==================


112 | See notes to financial statements. | Semiannual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

STATEMENT OF OPERATIONS
for the six months ended April 30, 2005 (unaudited)

                                                            ------------------
                                                             U.S. GOVERNMENT
                                                             ADJUSTABLE RATE
                                                            MORTGAGE PORTFOLIO
                                                            ------------------
Investment income:
 Interest ...............................................   $        9,535,030
                                                            ==================
Expenses:
 Management fees (Note 3) ...............................            1,198,268
 Custodian fees (Note 4) ................................                6,894
 Reports to shareholders ................................                5,233
 Professional fees ......................................               10,941
 Trustees' fees and expenses ............................               18,789
 Other ..................................................               13,391
                                                            ------------------
      Total expenses ....................................            1,253,516
      Expense reductions (Note 4) .......................                   (8)
                                                            ------------------
       Net expenses .....................................            1,253,508
                                                            ------------------
        Net investment income ...........................            8,281,522
                                                            ------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ..............               62,500
 Net change in unrealized appreciation (depreciation)
  on investments ........................................             (666,435)
                                                            ------------------
Net realized and unrealized gain (loss) .................             (603,935)
                                                            ------------------
Net increase (decrease) in net assets resulting from
 operations .............................................   $        7,677,587
                                                            ==================


                    Semiannual Report | See notes to financial statements. | 113

ADJUSTABLE RATE SECURITIES PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended April 30, 2005 (unaudited) and the year ended October 31, 2004

                                                                            --------------------------------------
                                                                               U.S. GOVERNMENT ADJUSTABLE RATE
                                                                                      MORTGAGE PORTFOLIO
                                                                            --------------------------------------
                                                                            SIX MONTHS ENDED         YEAR ENDED
                                                                             APRIL 30, 2005       OCTOBER 31, 2004
                                                                            --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................    $     8,281,522       $     14,339,138
  Net realized gain (loss) from investments ............................             62,500               (312,501)
  Net change in unrealized appreciation (depreciation) on investments ..           (666,435)               476,913
                                                                            --------------------------------------
      Net increase (decrease) in net assets resulting from operations ..          7,677,587             14,503,550
 Distributions to shareholders from net investment income ..............        (10,555,048)           (21,701,882)
 Capital share transactions (Note 2) ...................................        (40,599,664)           (27,934,104)
                                                                            --------------------------------------
      Net increase (decrease) in net assets ............................        (43,477,125)           (35,132,436)
Net assets:
 Beginning of period ...................................................        626,080,768            661,213,204
                                                                            --------------------------------------
 End of period .........................................................    $   582,603,643       $    626,080,768
                                                                            ======================================
Distributions in excess of net investment income included in net assets:
  End of period ........................................................    $    (2,273,526)      $             --
                                                                            ======================================


114 | See notes to financial statements. | Semiannual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Portfolio, the U.S. Government Adjustable Rate Mortgage Portfolio. The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

U.S. Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Portfolio may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Portfolio's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Portfolio has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Portfolio's Board of Trustees.


                                                         Semiannual Report | 115

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. JOINT REPURCHASE AGREEMENT

The Portfolio may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At April 30, 2005, all repurchase agreements held by the Portfolio had been entered into on April 29, 2005.

C. SECURITIES PURCHASED ON A TBA BASIS

The Portfolio may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Portfolio will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. MORTGAGE DOLLAR ROLLS

The Portfolio enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Portfolio and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Portfolio. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

E. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.


116 | Semiannual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Portfolio.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolio's shares were as follows:

                                                  -------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED
                                                        APRIL 30, 2005                   OCTOBER 31, 2004
                                                  -------------------------------------------------------------
                                                    SHARES         AMOUNT            SHARES          AMOUNT
                                                  -------------------------------------------------------------
Shares sold ................................       1,847,868    $  16,721,553       11,543,809    $ 105,223,802
Shares issued in reinvestment of
 distributions .............................       1,166,315       10,555,059        2,378,763       21,701,833
Shares redeemed ............................      (7,502,312)     (67,876,276)     (16,945,397)    (154,859,739)
                                                  -------------------------------------------------------------
Net increase (decrease) ....................      (4,488,129)   $ (40,599,664)      (3,022,825)   $ (27,934,104)
                                                  =============================================================


                                                         Semiannual Report | 117

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc (Advisers), the Portfolio's investment manager and trustees of Franklin Investors Securities Trust.

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers based on the average daily net assets of the Portfolio as follows:

-------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
-------------------------------------------------------------------------
       0.40%            First $5 billion
       0.35%            Over $5 billion, up to and including $10 billion
       0.33%            Over $10 billion, up to and including $15 billion
       0.30%            In excess of $15 billion

B. OTHER AFFILIATED TRANSACTIONS

At April 30, 2005, the shares of the Portfolio were owned by the Franklin Adjustable U.S. Government Securities Fund.

4. EXPENSE OFFSET ARANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended April 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At October 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

2007 ...........................................    $   140,123
2008 ...........................................        210,331
2009 ...........................................      1,202,281
2010 ...........................................      2,667,031
2011 ...........................................      8,903,952
2012 ...........................................      7,674,547
                                                    -----------
                                                    $20,798,265
                                                    ===========


118 | Semiannual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

5. INCOME TAXES (CONTINUED)

On October 31, 2004, the Portfolio had expired capital loss carryovers of $419,303, which were reclassified to paid-in capital.

At April 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments ............................   $ 584,562,428
                                                   =============
Unrealized appreciation ........................   $     937,389
Unrealized depreciation ........................      (4,544,301)
                                                   -------------
Net unrealized appreciation (depreciation) .....   $  (3,606,912)
                                                   =============

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of paydown losses.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended April 30, 2005, aggregated $82,037,807 and $111,027,346, respectively.

7. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance


                                                         Semiannual Report | 119

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

7. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Trust did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.


120 | Semiannual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

7. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                         Semiannual Report | 121

FRANKLIN INVESTORS SECURITIES TRUST

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held February 28, 2005, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for each of six separate funds comprising the Franklin Investors Securities Trust ("Fund(s)"). The Funds approved did not include the Franklin Low Duration Total Return Fund, which is a recently formed fund whose initial investment advisory contract was approved in November 2004. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant and a three year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment advisory contracts for all Funds were approved at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment advisory contract for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports


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BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Boards noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewals. The Lipper report prepared for each individual Fund showed the investment performance of its Class A shares in comparison with its selected performance universe during 2004 and during the previous ten years ending December 31, 2004, unless otherwise noted. The following summarizes the performance results for each Fund.

FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND - The Fund's investment performance was shown in comparison with a performance universe consisting of all retail and institutional adjustable rate mortgage funds as selected by Lipper. Such comparison showed that the Fund's income return during 2004 and for the previous three, five and ten year periods on an annualized basis was in the second highest quintile of its performance universe. The Lipper report also showed


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BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

that the Fund's total return during 2004 was in the first or highest quintile of its performance universe, during each of the three and five year periods was in the second highest quintile, and during the ten year period, was in the third quintile of such universe on an annualized basis. The Board found such performance satisfactory.

FRANKLIN FLOATING RATE DAILY ACCESS FUND - The Fund's investment performance was shown in comparison with a performance universe consisting of all retail and institutional loan participation funds as selected by Lipper. This Fund has been in existence for only three full years and its income return during 2004 was in the fourth lowest quintile, but during 2003 and 2002 was in the first and second highest quintiles, respectively, of its performance universe. During such three years, the Fund's total return was in the third, second and first quintiles, respectively, of its performance universe. The Board found such performance satisfactory.

FRANKLIN TOTAL RETURN FUND - The Fund's investment performance was shown in comparison to a performance universe consisting of all retail and institutional intermediate investment-grade debt funds as selected by Lipper. This Fund has been in existence less than ten years and the Fund's total return during 2004 and in each of the previous three and five year periods on an annualized basis, was in the first or highest quintile of its performance universe. The Board was satisfied with this performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups which would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to each Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its expense group. The Lipper effective management fee comparison includes within such fee any separate administrative fees, and the Lipper total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the effective management fee rate for Franklin Floating Rate Daily Access Fund was in the lowest quintile of its respective Lipper expense group, for Franklin Adjustable U.S. Government Securities Fund was in the second lowest quintile of its Lipper expense group, and for the Franklin Total Return Fund was at the median of its Lipper expense group. The actual total expenses for all the Funds were in the lowest quintile of their respective Lipper expense groups, and this was true whether such expenses were computed including or excluding 12b-1 fees. While realizing that other factors such as the Manager's profitability and economies of scale bear on the reasonableness of fees, the Board was satisfied with the


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BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

management fees and total expenses of each Fund in comparison to its expense group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold Fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Funds for purposes of determining profitability. Included in the analysis for each Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to each Fund, as well as the relative contribution of each Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with each Fund was not excessive in view of the nature, quality and extent of services provided.


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BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Trustees also noted that economies of scale are shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The fee structure under the investment advisory contract for each of the Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund provides for breakpoints in stages going to the $21.5 billion asset level, which far exceeded the present size of these Funds. In view of such structure and the favorable fee and expense comparisons of these Funds within their respective Lipper expense groups, the Board believed that to the extent economies of scale may be realized by the Manager of these Funds and its affiliates, that there was a sharing of benefits with each of these Funds and their shareholders. The fee structure, including a separate administrative fee, for the Franklin Adjustable U.S. Government Securities Fund, provides a management fee of 0.50% on the first $5 billion of assets, with breakpoints continuing at stages thereafter. In discussing such fee, management expressed the view that this initial rate anticipated economies of scale. In support of this position, management pointed to the favorable fee and expense comparison of this Fund which had assets of approximately $600 million at year-end, with those of its Lipper expense group. While intending to monitor future growth of this Fund, the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, there was a sharing of benefits with this Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADJUSTABLE RATE SECURITIES TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   June 20, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 20, 2005